Financial Instruments - Summary of Financial Instruments Carried at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Right to receive equity stake in a travel entity	$ 411
Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	5,563	$ 6,071
Right to receive equity stake in a travel entity	411
Receivable from related party		17,100
Total Assets	5,974	23,171
Fair value [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	5,563	6,071
Right to receive equity stake in a travel entity	411
Receivable from related party		17,100
Total Assets	$ 5,974	$ 23,171